111 Huntington Avenue, Boston, Massachusetts  02199-7618

Phone 617-954-5000

November 7, 2013

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

MFS® Series Trust I (the “Trust”) (File Nos. 33-7638 and 811-4777) on behalf of MFS® Low Volatility Global Equity Fund and MFS® Low Volatility Equity Fund (the “Funds”); Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 66 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 65.

This Amendment is being filed for the purpose of making certain edits in response to SEC staff comments regarding Post-Effective Amendment No. 65, updating the Trust’s financial and other information and, in connection therewith, making certain other minor and conforming changes.  Please note the Part B Statement of Additional Information is not marked to indicate changes from Post-Effective Amendment No. 65 due to the restructuring of the funds’ Statement of Additional Information.

In accordance with Rule 485(b)(4), we hereby represent that the amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-6765 or David Harris at (617) 954-4417.

Sincerely,

JOHNATHAN C. MATHIESEN
Johnathan C. Mathiesen
Assistant Vice President and
Associate Counsel
JCM/bjn